NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE
NOTES PAYABLE
NOTE 8 - NOTES PAYABLE

Notes Payable - Related Parties

Funds are advanced to the Company from various related parties, including from affiliates of Scott A. Haire.  Other shareholders fund the Company as necessary to meet working capital requirements and expenses. The following is a summary of amounts due to related parties, including accrued interest separately recorded, as of December 31, 2011:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest
Juventas, LLC	Juventas, LLC holds the exclusive right to sell CellerateRX products in North America (see Note 6 "Distribution Agreement")	Contingently convertible promissory note with interest accrued at 4% per annum, due March 9, 2012.	$500,000	$2,137

During 2011, the Company issued common stock in payment of a portion of the debt and interest owed to the related parties listed below.  The number of shares issued for the debt and/or accrued interest and the related loss on conversion is summarized below by related party lender:

Related Party	Number of Shares	Amount of Debt	Loss on Conversion
HEB, LLC	3,317,137	$1,791,449	$1,389,882
Commercial Holding AG, LLC	300,000	$186,000	$0

The following is a summary of amounts due to related parties, including accrued interest separately recorded, as of December 31, 2010:

Related party	Nature of relationship	Terms of the agreement	Principal amount

H.E.B., LLC	Scott Haire is the managing member of HEB	Series of advances under two separate, unsecured lines of credit for $1 million each dated November 26, 2003 and November 4, 2004, both at 10% per annum; no maturity date; unused lines available at December 31, 2010 total $864,632. Accrued interest at December 31, 2010 is $30,485.	$1,135,368

Commercial Holding AG, LLC	Commercial Holding AG, LLC has provided previous lines of credit to affiliates of WMT	Unsecured notes with interest accrued at rates of 8% and 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $37,093.	278,443

VHGI Holdings, Inc.	Scott Haire is a shareholder of WMT and VHGI	Unsecured note at 9% interest per annum with February 1, 2011 maturity date. Accrued interest at December 31, 2010 is $32,827.	326,000

MLH Investments, LLC	MLH Investments, LLC has provided previous lines of credit to affiliates of WMT	Unsecured note with interest accrued at rate of 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $1,375.	75,000

MAH Holdings, LLC	MAH Holdings, LLC has provided previous lines of credit to affiliates of WMT	Unsecured note with interest accrued at rate of 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $35.	3,750

TOTAL			$1,818,561

Notes Payable

On December 28, 2010, the Company issued a note in the amount of $50,000 to an unrelated party. The note and interest, accrued at 12%, had a maturity date of February 28, 2011.  In consideration of the note, the Company issued 160,000 shares of common stock valued at $56,000.  The Company recorded the value of the common stock and $3,100 of issuance costs as a loan origination fee in the fourth quarter of 2010. The entire balance due on this note, including accrued interest, was paid in full in February of 2011.

In the first quarter of 2011, the Company issued debt in the amount of $1,660,000 to various unrelated parties.  The terms of the debt are as follows:  (i) interest accrues at 10% per annum; (ii) maturity date is six months from the date of issuance; and (iii) debt is secured by a first priority interest in the inventory of the Company and is senior to all other obligations of the Company.   Additionally, the Company agreed to issue a total of 4,150,000 shares of common stock to the lenders at a price of $0.01 per share, the value of which reduced the balance of the notes payable. The Company issued 3,900,000 of the shares in the first quarter of 2011 and recorded the difference between the fair market value of the stock and the $39,000 reduction in notes payable as a loan origination fee in the amount of $2,276,250.  The remaining 250,000 shares were issued in the second quarter of 2011 and a loan origination fee in the amount of $153,750 was recorded in addition to a $2,500 reduction to the notes payable.  As of December 31, 2011 the principal and accrued interest owed to these lenders has been paid in full.

On January 11, 2011 the Company executed a promissory note in the amount of $200,000 to an unrelated party.  In consideration for the note, the Company issued 200,000 shares of common stock valued at $112,000 as a loan origination fee.  The note payable and interest, accrued at 10%, was paid in full in February 2011.

On January 10, 2011, the Company executed two promissory notes to two unrelated parties in the amount of $50,000 each.  The notes and interest, accrued at 24% per annum, matured two months from the issuance date. An additional note payable in the amount of $100,000 with the same terms was issued to a third party on January 14, 2011.  The Company issued a total of 400,000 shares of common stock in the first quarter for a total reduction to the notes payable in the amount of $8,000.  The remaining note balances including $8,000 of accrued interest were paid in full as of March 31, 2011.

On May 27, 2011, the Company executed a senior promissory note in the amount of $125,000 with an unrelated party.  In consideration for the note, the Company agreed to issue 370,000 shares of common stock valued at $234,950 as a loan origination fee.  The shares of stock were issued in the third quarter and as of December 31, 2011 the note balance is paid in full.

On June 3, 2011, the Company executed a short-term promissory note in the amount of $75,000 to an unrelated party. The note was repaid in full as of June 30, 2011.

On June 17, 2011, the Company executed three senior promissory notes to unrelated parties in the total amount of $250,000. The terms of the debt are as follows: (i) interest accrues at 12% per annum; (ii) maturity date is three months from the date of issuance; (iii) the Company will issue 475,000 shares of common stock; and (iv) the Company will issue to the Lenders five-year warrants to purchase a total of 475,000 shares of common stock at a price of $0.60 per share.  The 475,000 Common Shares were issued in the third quarter of 2011 and the fair market value of the stock has been recorded as a loan origination fee in the amount of $332,750.  The Company measured the fair value of the warrants and recorded a 100% discount against the principal of the notes. The discount is being accreted to interest expense over the term of the notes using the effective interest method.   In September of 2011, the Company executed an agreement extending the due date of one of the notes in the amount of $62,500 to October 31, 2011.  The Company also executed two additional agreements extending the due dates of the remaining notes to November 31, 2011.  As of December 31, 2011, all principal and interest due to these lenders is paid in full.  The discount has been fully amortized as of this same date.

On September 2, 2011, the Company executed two short-term promissory notes with two unrelated parties for a total of $55,000.   Both notes were paid in full as of September 30, 2011.

Convertible Notes Payable

OCTOBER 28, 2010 CONVERTIBLE NOTES

On October 28, 2010, the Company executed four convertible promissory notes to unrelated parties with a combined total face amount of $390,000 and a funded amount of $250,000.  The maturity date for each of the notes was February 28, 2011 and there was no stated interest rate.   In accordance with ASC Topic No. 470-20-25-4, the intrinsic value of the embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the debt equal to the intrinsic value of that feature to additional paid in capital.  A discount in the amount of $202,800 was calculated as the total value of the beneficial conversion feature, which is being amortized over the term of the note.  The remaining unamortized balance as of December 31, 2010 was $65,333 and this amount has been amortized and recorded as interest expense in the first quarter of 2011.  In addition, the discount amount of $140,000 has also been amortized over the term of the loan.    The unamortized balance as of December 31, 2010 was $94,640 and this amount was fully amortized and recorded as interest expense in the first quarter 2011.  Upon the February 28, 2011 maturity date, $275,000 of the balance owed was converted into 1,100,000 shares of common stock.   An additional $20,000 of the balance owed was arranged to be converted into 80,000 shares of common stock which were issued in the second quarter of 2011. The remaining balance owed on the notes was paid in cash in March of 2011 and the balance owed is zero.

As consideration for making the above mentioned loans, a combined total of 800,000 warrants were issued to the lenders to purchase shares of the Company's common stock.  The warrants have an exercise price of $.25, $.50, $.75 and $1.00 in increments of 200,000, respectively.  All the warrants expire 5 years from the date of issuance. The fair value of the warrants on the date of issuance was calculated using the Black-Scholes option pricing model at each of the above mentioned exercise prices.  The $304,000 value of the warrants was recorded as a capital contribution and loan origination expense at the date of issuance.

DECEMBER 28, 2010 CONVERTIBLE NOTE

On December 28, 2010, a convertible promissory note was executed in the amount of $50,000 to an unrelated party.  The note, which accrues interest at 8% per annum, has a maturity date of September 30, 2011.  The note agreement included a $3,000 discount which is being amortized over the nine-month term of the loan.  The note is convertible into shares of the Company's common stock at a 45% discount.  In July of 2011, the Company issued 235,603 shares of common stock in payment of the principal balance and all accrued interest.  The Company also amortized the remaining discount of $985 and recorded a loss on the conversion in the amount of $52,066.

APRIL 4 & MAY 20, 2011 CONVERTIBLE NOTES

On April 4, 2011 and May 20, 2011, the Company executed convertible promissory notes with the same terms to the same unrelated party in the amounts of $50,000 and $30,000, respectively.  The notes mature nine months from the date of issuance and accrue interest at 8% per annum.  In the event of default the interest rate will increase to 22%. The Note holder has the right to convert any outstanding principal and accrued interest payable, at a conversion price per share equal to 55% of the average of the three lowest closing prices of the Company's common stock for the 10 day trading period ending on the latest complete trading day before the conversion date.

In accordance with ASC Topic No. 470-20-25-4, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $77,418 as additional paid-in capital and an equivalent discount that reduced the carrying value of the convertible notes. The discount was accreted to interest expense over the term of the notes.

In the fourth quarter of 2011, the principal balance of $50,000 and $2,000 of accrued interest payable related to the April 4 note was converted into 351,758 shares of Common Stock.  The $30,000 of principal and $1,200 of accrued interest payable related to the May 20 note was converted into 269,676 shares of Common Stock. The remaining discount related to these notes was accreted to interest expense and the balance of due on these notes as of December 31, 2011 is zero.

JUNE 9, 2011 CONVERTIBLE NOTES

On June 9, 2011, the Company executed three convertible promissory notes to unrelated parties in the total amount of $300,000.  The notes accrue interest at 10% and mature six months from the issue date.  The notes are convertible into shares of the Company's common stock at the lesser of $0.40 per share or 50% of the lowest bid price in the five days preceding the conversion date. In addition, the Company issued to such investors a total of 999,999 three-year detachable warrants to purchase shares of common stock at an exercise price of $0.40 per share.

In accordance with ASC 470-20, the proceeds of $300,000 were allocated based on the relative fair values of the convertible notes and the detachable warrants at the time of issuance. The Company allocated $198,876 of the proceeds to the detachable warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $101,124 as additional-paid-in capital and an equivalent discount for a total discount of $300,000. The discount is being accreted to interest expense over the term of the notes using the effective interest method.

In the fourth quarter of 2011, these note were assumed by Secure eHealth as part of the Assignment and Assumption agreement in which the Company's 100% ownership of eHealth was transferred to HEB, LLC and Commercial Holdings AG, LLC  (see Note 5 "Asset and Business Disposition").  The $300,000 of principal owed on these notes as well as $16,767 of accrued interest payable was transferred to Secure eHealth in the transaction.  All remaining discounts have been expensed to interest expense.  As of December 31, 2011 the balance due on the June 9 convertible notes is zero.

JUNE 21, 2011 CONVERTIBLE NOTE

On June 21, 2011, the Company entered into a note and warrant purchase agreement whereby the Company issued and sold, and an unrelated party purchased: (i) a convertible promissory note of the Company in the principal amount of $560,000 bearing a 12% interest rate and (ii) two warrants, each giving the holders the right to purchase 250,000 shares of common stock. Additionally upon closing, the Company issued to the lender 100,000 shares of common stock of the Company valued at $60,000 as a loan origination fee. The maturity date of the note is June 21, 2015.  In consideration for the issuance and sale of the note and warrants, the lender paid cash in the amount of $250,000 and issued five $50,000 5% secured notes, each with a maturity date 49 months from the initial funding date.  The $60,000 variance between the face value of the note and the funds received represents a 9.1% original issue discount of $50,000 and a $10,000 payment obligation with respect to certain fees and expenses.

The note is convertible into shares of the Company's common stock, at the option of the lender, at a price per share equal to (a) the principal and interest to be converted divided by (b) 70% of the lowest trade price for the thirty (30) trading days immediately preceding conversion. The principal and interest subject to conversion under the note shall be eligible for conversion in tranches, as follows: (1) an initial tranche in an amount equal to $310,000 and any interest or fees accrued thereon, and (5) five additional subsequent tranches each in an amount equal to $50,000 and any interest or fees accrued thereon.  The first tranche of $310,000, representing the amounts paid by the investor upon the closing of the transaction, may be converted at the lender's option at any time.  The lender's right to convert any of the subsequent tranches is conditioned upon the lender's payment of the corresponding 5% secured note receivable (see note 4).  Accordingly, principal and interest under the note may only be converted by the lender in proportion to the amounts paid under each of the 5% secured notes.

Both warrants are exercisable for a period of five years from the initial funding date, and entitle the investor to purchase 250,000 shares of common stock.  The first warrant is exercisable at $0.50 per share and the second at $1.00 per share.

The Company measured the fair value of the warrants and the beneficial conversion feature of the note and recorded a discount against the principal of the note. The discount is being accreted to interest expense over the term of the notes using the effective interest method. The unamortized discount balance as of December 31, 2011 is $284,959.  The principal balance and accrued interest payable balance due on the note as of the same date is $560,000 and $51,367 respectively.

JULY 13, AUGUST 18,& OCTOBER 7 2011 CONVERTIBLE NOTES

On July 13, 2011, August 18, 2011, and October 7, 2011 the Company executed convertible promissory notes with the same terms to the same unrelated party in the amounts of $40,000, $50,000, and $30,000 respectively.  The notes mature nine months from the date of issuance and accrue interest at 8% per annum.  In the event of default the interest rate will increase to 22%. The Note holder has the right to convert any outstanding principal and accrued interest payable, into shares of the Company's common stock at a conversion price per share equal to 50% of the average of the three lowest closing prices of the Company's common stock for the 10-day trading period ending on the latest complete trading day before the conversion date.

In accordance with ASC Topic No. 470-20-25-4, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $118,542 as additional paid-in capital and an equivalent discount that reduced the carrying value of the convertible notes. The discount is being accreted to interest expense over the term of the notes.  The remaining unamortized balance as of December 31, 2011 is $61,811.  The accrued interest payable on the notes as of the same date is $3,894.

Debentures

On March 30, 2010, the Company entered into a Securities Purchase Agreement and, pursuant to this agreement, a total of $1,000,000 in principal amount of convertible debentures (the "Debentures"), with a maturity date of March 2013, may be sold to investors.  The Debentures may be converted into shares of the Company's common stock at a conversion price equal to seventy percent (70%) of the lowest closing bid price per share for the twenty (20) trading days immediately preceding the date of conversion; provided that no holder may convert Debentures into, nor shall the Company issue to such holder, shares of common stock to the extent that the conversion would result in a holder and its affiliates together beneficially owning more than 4.99% of the then issued and outstanding shares of the Company's common stock.   This ownership restriction may be waived, however, by a holder upon sixty-one (61) days prior written notice.

The Debentures may be redeemed by the Company at any time or from time to time at a price equal to (x) one hundred twenty percent (120%) of the principal amount of the Debenture if the Debenture is called for redemption prior to the expiration of six months from the issuance date, or one hundred thirty one percent (131%) if called for redemption thereafter, plus (y) interest accrued through the day immediately preceding the date of redemption.

During 2010, the Company issued Debentures in the aggregate principal amount of $695,000.  In accordance with ASC Topic No. 470-20-25-4, a discount in the amount of $297,857was calculated as the total value of the beneficial conversion feature, which  is being amortized over the term of the debt.  The unamortized balance at December 31, 2011 is $160,349. The debt balance net of the discount is $534,651.  In addition, debt issuance costs of $102,850 have been deferred and are being amortized over the term of the debt.  The unamortized balance of deferred loan costs at December 31, 2011is $54,878.  Interest expense on the debentures accrues at 6% per annum.  The Company made a cash payment on accrued debenture interest in the amount of $61,113 in the fourth quarter of 2011 leaving an accrued interest balance of $5,000 as of December 31, 2011.